UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2010

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Miller Tabak Healthcare Transformation Fund

SEMI-ANNUAL REPORT
December 31, 2010

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Table of Contents

Fund Expenses	1

Schedule of Investments	2

Statement of Assets and Liabilities	4

Statement of Operations	5

Statement of Changes in Net Assets	6

Financial Highlights	7

Notes to Financial Statements	8

Supplemental Information	14

This report and the financial statements contained herein are provided for the general information of the shareholders of the Miller Tabak Healthcare Transformation Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Miller Tabak Healthcare Transformation Fund
Fund Expenses – December 31, 2010 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 9/30/10* to 12/31/10.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value*	Ending Account Value	Expenses Paid During Period**
	9/30/2010	12/31/2010	9/30/10-12/31/10

Actual Performance	$1,000.00	$1,002.00	$5.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,006.93	$5.69

*The Fund commenced operations on September 30, 2010.
**Expenses are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by the number of days in the period 9/30/10 to 12/31/10 divided by 365.  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Miller Tabak Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS - As of December 31, 2010
(Unaudited)

Number
of Shares		Value
	Common Stocks - 21.0%
	Commerical Services - 1.2%
100	HMS Holdings Corp.*	$6,477

	Consumer Products - 0.5%
200	Prestige Brands Holdings, Inc.*	2,390

	Dental Supplies & Equipment - 0.6%
100	DENTSPLY International, Inc.	3,417

	Hazardous Waste Disposal - 0.8%
50	Stericycle, Inc.*	4,046

	Medical Instruments - 1.1%
100	Boston Scientific Corp.*	757
20	Intuitive Surgical, Inc.*	5,155
		5,912
	Medical Products - 3.4%
200	CareFusion Corp.*	5,140
100	Johnson & Johnson	6,185
100	Varian Medical Systems, Inc.*	6,928
		18,253
	Medical-Biomedical/Gene - 2.8%
100	Celgene Corp.*+	5,914
100	Illumina, Inc.*	6,334
200	Momenta Pharmaceuticals, Inc.*	2,994
		15,242
	Medical-Drugs - 4.9%
200	Bristol-Myers Squibb Co.	5,296
100	Merck & Co., Inc.	3,604
200	Novartis AG+	11,790
50	Novo Nordisk A/S	5,629
		26,319
	Medical-HMO - 3.6%
150	Humana, Inc.*	8,211
300	UnitedHealth Group, Inc.+	10,833
		19,044
	Medical Hospitals - 0.7%
100	Community Health Systems, Inc.*	3,737

	REITS-Health Care - 1.0%
150	HCP, Inc.	5,518

Miller Tabak Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS - As of December 31, 2010
(Unaudited)

Number
of Shares		Value
	Therapeutics - 0.4%
100	Warner Chilcott PLC	2,256
	Total Common Stocks	112,611
	(Cost $110,990)

Number
of Shares	Short-Term Investments - 71.4%
383,102	Fidelity Institutional Money Market, 0.21% ‡	383,102
	Total Short-Term Investments	383,102
	(Cost $383,102)

	Total Investments - 92.4%	495,713
	(Cost $494,092)
	Other Assets less Liabilities - 7.6%	40,981
	Total Net Assets - 100.0%	$536,694

SECURITIES SOLD SHORT
Number
of Shares		Value
	Common Stocks
(200)	Amgen, Inc.	$(10,980)
(100)	Medtronic, Inc.	(3,709)
	Total Securities Sold Short	$(14,689)
	(Proceeds $14,502)

OPTIONS WRITTEN
Contracts		Value
(1)	Celgene Corp., Exp. 1/22/2011, Excerise Price $60 Call	$(118)
	Total Options Written	$(118)
	(Proceeds $152)

* Non-income producing security

+ Cash of $3,513 and all or a portion of this security is held as collateral for short sales or cover for open written option contracts.  At period end, the aggregate market value of those securities was $18,933.
‡ The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010 (Unaudited)

ASSETS
Investments in securities, at value (cost $494,092)	$495,713
Receivables:
Dividends and interest	82
Deposits with brokers for written option contracts	17,898
From Advisor	18,403
Offering costs	24,939
Prepaid expenses	18,398
Total assets	575,433

LIABILITIES
Due to Custodian	4,537
Securities sold short, at value (proceeds $14,502)	14,689
Written option contracts, at value (premium received $152)	118
Payables:
Distribution fees - (Note 6)	329
Administration fees	2,756
Custody fees	1,765
Fund accounting fees	5,013
Trustees fees	63
Chief Compliance Officer fees	758
Accrued other expenses	8,711
Total liabilities	38,739

NET ASSETS	$536,694

Number of shares issued and outstanding (unlimited shares authorized, no par value)	53,774
Net asset value per share	$9.98

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$537,664
Accumulated net investment loss	(2,666)
Accumulated net realized gain on investments	228
Net unrealized appreciation (depreciation) on:
Investments	1,621
Securities Sold Short	(187)
Written option contracts	34
NET ASSETS	$536,694

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation
STATEMENT OF OPERATIONS
For the Period September 30, 2010* through December 31, 2010 (Unaudited)

Investment Income
Dividends	$74
Interest	259
Total investment income		$333

Expenses
Advisory fee	1,973
Distribution fees - (Note 6)	333
Administration fees	8,570
Transfer agent fees	9,492
Fund accounting fees	10,101
Registration fees	5,837
Audit fees	5,702
Shareholder reporting expense	1,330
Legal fees	2,521
Custody fees	1,765
Chief compliance officer fees	2,269
Trustees fees and expenses	1,440
Insurance expense	573
Offering costs	8,404
Miscellaneous	1,407

Total expenses		61,717
Less: Investment advisory fee waived		(1,973)
Less: Other expenses reimbursed		(56,745)
Net expenses		2,999
Net investment loss		(2,666)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from:
Written options contracts		228
Net change in unrealized appreciation (depreciation) on:
Investments		1,621
Securities Sold Short		(187)
Written options contracts		34
Net realized and unrealized gain on investments		1,696

Net Decrease in Net Assets from Operations		$(970)

*The Fund commenced operations on September 30, 2010.

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation
STATEMENT OF CHANGES IN NET ASSETS
For the Period
September 30, 2010*
to December 31, 2010
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(2,666)
Net realized gain on written options contracts	228
Net unrealized appreciation on investments, securities sold short, and written options contracts	1,468
Net decrease in net assets resulting from operations	(970)

Capital Transactions
Net proceeds from shares sold	537,664
Net change in net assets from capital transactions	537,664

Total increase in net assets	536,694

NET ASSETS
Beginning of period	-
End of period	$536,694

Accumulated net investment loss	$(2,666)

Capital Share Transactions	Shares
Shares sold	53,774
Net increase	53,774

*The Fund commenced operations on September 30, 2010.

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation
FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout the Period

	For the period September 30, 2010*
	to December 31, 2010
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment loss	(0.05)
Net realized and unrealized gain on investments	0.03
Total from investment operations	(0.02)

Net asset value, end of period	$9.98

Total return	0.20%	†

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$537

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	46.31%	‡
After fees waived and expenses absorbed	2.25%	‡
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	(46.06%)	‡
After fees waived and expenses absorbed	(2.00%)	‡

Portfolio turnover rate	0%	†

* The Fund commenced operations on September 30, 2010.
† Not annualized.
‡ Annualized.

See accompanying Notes to Financial Statements.

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – December 31, 2010
(Unaudited)

Note 1 – Organization
Miller Tabak Healthcare Transformation Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on September 30, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Money Market Investments - The Fund invests a significant amount (71.4% as of December 31, 2010) in the Fidelity Institutional Money Market Fund (“FMPXX”).  FMPXX Invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $33,343, which are being amortized over a one-year period from September 30, 2010 (commencement of operations).

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – December 31, 2010 (Unaudited)
(Continued)

(c) Short Sales
The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(d) Federal Income and Excise Taxes
The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense I the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period from September 30, 2010 (commencement of operations) through December 31, 2010, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – December 31, 2010 (Unaudited)
(Continued)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Miller Tabak Advisors, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.48% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 2.25% of the Fund's average daily net assets until September 30, 2011.

For the period September 30, 2010 (commencement of operations) through December 31, 2010, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $58,718.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At December 31, 2010, the amount of these potentially recoverable expenses was $58,718.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  As of December 31, 2010, the Advisor may recapture a portion of the $58,718 no later than June 30, 2014.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period September 30, 2010 (commencement of operations) through December 31, 2010, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period September 30, 2010 (commencement of operations) through December 31, 2010, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2010, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – December 31, 2010 (Unaudited)
(Continued)

Cost of investments	$ 494,092

Proceeds from securities sold short	$ (14,654)

Gross unrealized appreciation	$ 3,083
Gross unrealized depreciation	(1,615)
Net unrealized appreciation on investments and securities sold short	$ 1,468

Note 5 - Investment Transactions
For the period September 30, 2010 (commencement of operations) through December 31, 2010, purchases and sales of investments, excluding short-term investments and options, were $101,656 and $0, respectively.

Transactions in option contracts written for the period September 30, 2010 through December 31, 2010 were as follows:

	Number of Contracts	Premiums Received
Outstanding at September 30, 2010 (commencement of operations)	—	$ —
Options written	3	380
Options expired	(2)	(228)
Outstanding at December 31, 2010	1	$152

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets.

For the period September 30, 2010 (commencement of operations) through December 31, 2010, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – December 31, 2010 (Unaudited)
(Continued)

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common Stocks1	$112,611	-	-	$112,611
Short-Term Investments	383,102	-	-	383,102
Total Assets	$495,713	-	-	$495,713

Liabilities
Other Financial Instruments
Securities Sold Short
Common Stocks1	$(14,689)	-	-	$(14,689)
Options Written	(118)			(118)
Total Liabilities	$(14,807)	-	-	$(14,807)

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Note 9 –Derivatives and Hedging Disclosures:
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the period September 30, 2010 (commencement of operations) through December 31, 2010.

Miller Tabak Healthcare Transformation Fund
NOTES TO FINANCIAL STATEMENTS – December 31, 2010 (Unaudited)
(Continued)

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of December 31, 2010 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Purchased Option Contracts	Investments in securities, at value	$0	Written Option Contracts, at value	$(118)

Total		$0		$(118)

The effects of derivative instruments on the Statement of Operations for the period September 30, 2010 (commencement of operations) through December 31, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Option Contracts	Written Option Contracts	Total
Equity contracts	$0	$228	$228

Total	$0	$228	$228

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Option Contracts	Written Option Contracts	Total
Equity contracts	$0	$34	$34

Total	$0	$34	$34

Note 10 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Miller Tabak Healthcare Transformation Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement with Miller Tabak Advisors, LLC

At an in-person meeting held on June 22-23, 2010, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Miller Tabak Advisors, LLC (the “Investment Advisor”) with respect to the Miller Tabak Healthcare Transformation Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that the Advisory Agreement is in the best interests of the Fund.

Background

In advance of the meeting, the Board received information about the Advisory Agreement from the Investment Advisor and Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators.  The materials, among other things, included an outline of the services to be provided by the Investment Advisor to the Fund (including the relevant personnel responsible for these services and their experience); reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by MFAC (the “peer group”); and a summary of the Investment Advisor’s policies, including its code of ethics and compliance manual.  In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement.  Before voting the Independent Trustees discussed approval of the Advisory Agreement in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board (including the Independent Trustees) considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement, and each Trustee may have attributed different weight to the various factors.  The Board also considered information given to them by representatives of the Investment Advisor in a presentation at the March 24, 2010, Board meeting.  The Board reviewed the materials and various matters concerning the Investment Advisor and the Fund, including those that had been discussed at the previous Board meeting.

Nature, Extent and Quality of Services

The Board and the Independent Trustees considered the overall quality of services expected to be provided to the Fund by the Investment Advisor and discussed the specific responsibilities of the Investment Advisor under the Advisory Agreement.  They also considered a report from the Investment Advisor on certain of its proposed operations, policies and procedures, noting that the Investment Advisor was newly organized.  In addition, they considered information regarding the resources that the Investment Advisor would commit to managing the Fund, including information about the personnel who would be involved in managing the Fund’s investments. They also considered information about the Investment Advisor’s investment philosophy and process, its research process and its brokerage and trading practices. The Trustees noted that because the Fund was a proposed new series and the Fund’s Investment Advisor had not previously managed any funds or accounts using substantially similar strategies to those of the Fund, performance information had not been provided.  However, the Board considered the Fund’s portfolio manager’s extensive knowledge of the healthcare sector as a research analyst and that he had previously managed a fund for another employer using substantially similar strategies as those of the Fund.  The Board (including the Independent Trustees) determined that the nature, extent and quality of the services to be provided by the Investment Advisor were satisfactory.

Miller Tabak Healthcare Transformation Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratio

The Board and the Independent Trustees then considered the proposed advisory fee and expenses for the Fund.  They noted that the proposed advisory fee and overall estimated total expenses to be paid by the Fund were reasonable and below the averages of funds in its peer group.  The Board noted that the Fund would be a long/short fund and that such funds generally have higher advisory fees than funds that do not engage in short selling.  The Board also considered that the Investment Advisor would agree to limit the Fund’s total expenses to 2.25% of average daily net assets until June 30, 2011. The Board (including the Independent Trustees) determined that the fees and expenses for the Fund were reasonable in light of the nature, extent and quality of the services to be provided by the Investment Advisor.

Profitability of Advisory Agreement

The Board reviewed the Investment Advisor’s estimated profitability with respect to the Fund and determined the profitability was reasonable.  The Board also considered other potential benefits, in addition to profitability, that could arise from the Investment Advisor’s relationship with the Fund.

Economies of Scale

The Board and the Independent Trustees considered whether the Fund would realize any economies of scale.  They noted that in the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as the Fund’s assets grow.

Conclusion

Based on these and other considerations, the Board and the Independent Trustees concluded that approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement for an initial two-year term.

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FUND INFORMATION

	TICKER	CUSIP
Miller Tabak Healthcare Transformation Fund	MTHFX	461418675

Privacy Principles of the Miller Tabak Healthcare Transformation Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Miller Tabak Healthcare Transformation Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 888.MTADVISORS (1-888-682-3847) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 888.MTADVISORS (1-888-682-3847) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at 888.MTADVISORS (1-888-682-3847).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Miller Tabak Healthcare Transformation Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: 888.MTADVISORS (1-888-682-3847)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)   /s/ John P. Zader
  John P. Zader, President

Date   March 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ John P. Zader
 John P. Zader, President

Date March 10, 2011

By (Signature and Title)  /s/ Rita Dam
  Rita Dam, Treasurer

Date March 10, 2011